Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

10.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor balance and are prepayable, short-term accounts with a variable interest rate that represents market conditions. To reflect these market conditions, the interest rates are reviewed periodically through an update procedure approved by the Boards of Directors of the respective companies.

10.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2020 and 2019 are as follows:

a)    Receivables from related parties

							Current		Non-current
							12-31-2020	12-31-2019	12-31-2020	12-31-2019
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	31,032	26,979	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	266,732	146,061	-	-
Foreign	Enel Green Power Morocco	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	252,803	94,340	-	-
76.418.940-K	GNL Chile S.A.	Italy	Associated	US$	Advance Gas Purchase	Less than 90 days	20,067,363	31,025,024	48,358,915	34,407,142
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Dividends	Less than 90 days	616,697	-	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	42,794	45,069	-	-
Foreign	Enel Italy SrL.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	534,991	403,854	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	216,185	120,276	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Gas sales	Less than 90 days	-	16,880,527	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	Less than 90 days	22,048,245	2,962,387	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other services	Less than 90 days	533,309	467,393	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	-	705,954	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	866,928	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Engineering services	Less than 90 days	198,066	473,527	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	164,018	105,320	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	COP	Computer Services	Less than 90 days	-	833,336	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	EUR	Computer Services	Less than 90 days	322,872	-	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	74,930	26,237	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	CLP	Engineering services	Less than 90 days	1,064,232	725,163	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	162,252	-	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	404,354	455,544	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Computer Services	Less than 90 days	410,946	991,564	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,007,511	1,859,205	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Engineering services	Less than 90 days	1,342,341	-	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	-	489,301	-	-
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	55,897	60,670	-	-
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	25,362	-	-	-
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	70,925	-	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	170,756	1,131,635	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering services	Less than 90 days	395,683	-	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,088	267,422	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	653,975	1,509,373	-	-
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	-	149,525	-	-
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	CH$	Venta de Energía	Less than 90 days	-	-	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Computer Services	Less than 90 days	657,232	603,171	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	405,030	302,697	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	186,734	1,463,242	-	-
Foreign	Energía Nueva Energía Limpia México S.R.L	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	34,843	108,327	-	-
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	96,267	60,717	-	-
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering services	Less than 90 days	155,722	34,771	-	-
Foreign	Enel Generacion El Chocón S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	11,954	12,589	-	-
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Engineering services	Less than 90 days	6,714	51,895	-	-
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	200,977	75,984	-	-
Foreign	Enel Power Argentina	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	269,280	284,876	-	-
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	-	461,677
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	653,567	-	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	US$	Other services	Less than 90 days	-	385,716	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	CLP	Other services	Less than 90 days	-	110,699	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	-	141,708	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	CLP	Other services	Less than 90 days	-	7,381	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	234,834	168,691	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Computer Services	Less than 90 days	1,080,101	1,136,784	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	623,843	341,200	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	29,990	26,954	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	60,644	13,781	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	753,544	273,003	-	-
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	192,582	-	-	-
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	86,685	92,730	-	-
Foreign	Parque Amistad Ii Sa De Cv	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	-	50,264	-	-
Foreign	Parque Amistad Iv Sa De Cv	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	-	17,590	-	-
Foreign	Renovables de Guatemala S.A.	Guatemala	Common Immediate Parent	US$	Engineering services	Less than 90 days	1,089	-	-	-
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	EUR	Computer Services	Less than 90 days	173,263	-	-	-
77.157.781-4	Enel AMPCI Ts1 Holdings SpA	Chile	Associated	US$	Other services	Less than 90 days	8,176	-	-	-
77.157.783-0	Enel AMPCI Ts1 SpA	Chile	Associated	US$	Other services	Less than 90 days	41,591	-	-	-
77.157.779-2	Enel AMPCI Ebus Chile SpA	Chile	Associated	US$	Other services	Less than 90 days	8,176	-	-	-
						Total	57,976,125	68,182,133	48,358,915	34,407,142

b)    Accounts payable to related parties

							Current		Non-current
							12-31-2020	12-31-2019	12-31-2020	12-31-2019
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	159,940	159,940	-	-
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	94,838	86,189	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	4,576	4,723	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,285,642	1,909,747	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	2,185	2,291	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	651,662	57,324	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	5,397,360	1,984,129	-	-
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	Less than 90 days	14,650,079	4,980,936	-	2,497,660
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	190,879	190,879	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	25,643	25,643	-	-
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	891,821	883,576	-	-
Foreign	E-Distribuzione Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	-	49,488	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,395,436	3,249,960	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	1,999,721	2,793,150	-	-
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	478,207	452,289	-	-
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint Arrangement	CLP	Tolls	Less than 90 days	13,887	13,887	-	-
Foreign	Enel Green Power Spain SL	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	403,225	352,233	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	558,964	1,099,133	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Commodity derivatives	Less than 90 days	2,405,919	9,295,836	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	5,042,033	2,857,244	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	1,154,817	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	11,719,059	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	551,776	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	640,692	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	Less than 90 days	-	55,018,871	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical services	Less than 90 days	7,310,421	6,982,284	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Computer Services	Less than 90 days	263,443	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Engineering services	Less than 90 days	1,381,313	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other services	Less than 90 days	2,516,113	2,965,604	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	-	6,438,614	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	253,605	-	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	676,267	9,115,709	-	-
Foreign	Enel Italy IT	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	243,460	-	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	35,616	17,950	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,782,053	3,017,847	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	2,125,349	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	17,720	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	947,100	681,544	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	21,206,647	19,758,903	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	17,975,839	12,594,833	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	9,249,143	10,666,792	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	315,697	248,051	-	-
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loan payable	Less than 90 days	3,444,366	-	1,164,044,462	781,875,824
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Other services	Less than 90 days	-	134,278	-	-
Foreign	Enel Green Power Italy	Italy	Common Immediate Parent	CLP	Other services	Less than 90 days	459,992	-	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	345,708	344,877	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	EUR	Engineering services	Less than 90 days	871,748	-	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	42,549	107,037	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Engineering services	Less than 90 days	60,957	-	-	-
76.364.085-K	Energía Marina S.P.A	Chile	Associated	CLP	Other services	Less than 90 days	-	2,357	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	130,664	198,815	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,225,269	147,488	-	-
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	247,773	890,343	-	-
Foreign	Tecnatom SA	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	73,842	29,093	-	-
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	360	-	-	-
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	132,587	-	-	-
						Total	130,053,962	159,809,887	1,164,044,462	784,373,484

(*) See letter d below.

c)    Significant transactions and effects on profit or loss

As of December 31, 2020, 2019 and 2018 the significant transactions with related companies that are not consolidated, are as follows:

6
					For the years ended December 31,
					2020	2019	2018
Taxpayer ID N°	Company	Country	Relationship	Description of transaction	ThCh$	ThCh$	ThCh$
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration and other services	5,021,265	4,748,244	5,071,453
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(164,410,577)	(99,801,403)	(131,521,989)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy Purchases	-	-	(1,954,523)
76.052.206-6	Parque Eolico Valle de los Vientos SpA	Chile	Common Immediate Parent	Energy Purchases	-	-	(3,349,525)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(3,435,918)	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	Engineering services	(5,097,105)	-	-
Foreign	Enel S.p.A.	Italy	Parent	Technical services	(3,800,471)	(4,110,257)	-
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Energy Purchases	-	-	(30,205,373)
76.179.024-2	Parque Eolico Tal Tal SpA	Chile	Common Immediate Parent	Energy Purchases	-	-	(4,448,833)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	(37,771,702)	(12,118,800)	7,584,772
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical services	(2,183,183)	(1,634,832)	(1,213,116)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas sales	-	58,352,346	34,701,425
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Financial expenses	(35,079,947)	(31,328,749)	(23,253,535)
Foreign	Enel Italy S.r.l.	Italy	Common Immediate Parent	Computer Services	-	(2,699,915)	(1,481,631)
Foreign	Enel Italy S.r.l.	Italy	Common Immediate Parent	Technical services	-	(3,139,990)	(2,629,893)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Technical services	(3,172,872)	-	(1,845,425)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Engineering services	(7,263,535)	-	-
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical services	(4,674,437)	(3,898,762)	(4,257,363)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Immediate Parent	Computer Services	(2,128,624)	-	-

d) Significant transactions

i)	Enel Chile
•

On December 21, 2018, Enel Finance International NV granted a revolving credit facility in USD to Enel Chile S.A. for a committed amount of up to US$400 million, with a variable LIBOR 6M interest rate, plus an annual margin of 1.00% with the payment of interest every six months and a maturity date of December 21, 2022. The facility allowed Enel Chile S.A. to make indefinite withdrawals up to the committed amount and until June 21, 2019, defined as the availability period, during which Enel Chile S.A. must pay an annual availability commission equivalent to 35% of the margin over the non-withdrawn amount. On June 3 and 18, 2019, Enel Chile S.A. withdrew the total amount of the line of credit. The credit obtained by Enel Chile S.A. is unsecured, corresponds to a bullet maturity loan, and the principal and interest can be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, completed at least 10 (ten) days prior to the prepayment date. Enel Chile S.A. will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2020 was US$400 million, equivalent to ThCh$284,380,000, while as of December 31, 2019 it was US$400 million, equivalent to ThCh$299,496,000. As of December 31, 2020, this debt has no accrued interest due to the payment of interest on December 31, 2020.

•

In June 2019, Enel Chile S.A. entered into a revolving credit facility with Enel Finance International N.V. in USD for a total of US$50 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of  0.90%,  with monthly, quarterly or semiannual interest payments, and a maturity date of December 24, 2024. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 0.25% the non-withdrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile S.A. may require renewal of a withdrawal, by sending a letter at least 5  (five)  business days prior to the due date of the obligation. As of December 31, 2020, this line has not been used.

•

On January 3, 2020, Enel Finance International NV granted a loan in USD to Enel Chile S.A. for up to US$200 million, with a fixed interest rate of 2.60%, with the payment of interest every six months and a maturity date of July 3, 2023. The loan obtained by Enel Chile S.A. is unsecured, corresponds to a bullet loan, and the principal and interest can be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, at least 10 (ten) days prior to the prepayment date. Enel Chile S.A. will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2020 was US$200 million, equivalent to ThCh$142,190,000. As of December 31, 2020, this debt has no accrued interest due to the payment of interest on December 31, 2020.

•

On March 11, 2020, Enel Finance International NV granted a loan in USD to Enel Chile S.A. for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan obtained by Enel Chile S.A. is unsecured, corresponds to a bullet loan, and the principal and interest can be repaid early, in part or in full, without penalty any other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment at least 10 (ten) days prior to the prepayment date. Enel Chile S.A. must not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2020 was US$400 million, equivalent to ThCh$284,380,000. The accrued interest as of December 31, 2020 was ThCh$2,893,567.

•

On June 15, 2020, Enel Chile S.A. entered into a revolving credit facility with Enel Finance International N.V. in USD for a total of US$290 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of 1.40%, with monthly, quarterly or semiannual interest payments, and a maturity date of June 15, 2021. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 0.35% the margin over the non-withdrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile S.A. may require renewal of a withdrawal, by sending a letter at least 5 (five) business days prior to the due date of the obligation. As of December 31, 2020, this line has not been used.

ii)	EGP Chile Group
•

On December 31, 2015, Enel Green Power International B.V. (currently Enel Finance International N.V.) granted to Parque Eólico Renaico SpA (later Enel Green Power del Sur SpA and currently Enel Green Power Chile S.A.) a loan in USD for a committed amount of up to US$650 million, at a variable LIBOR 6M interest rate, plus an annual margin of 4.94% , with the payment of interest every six months and a maturity date of December 31, 2027. The loan allowed Enel Green Power del Sur SpA to make indefinite withdrawals up to the committed amount until December 31, 2017, defined as the availability period, during which Enel Green Power Chile S.A. paid an annual availability fee equivalent to 35% of the margin over the non-withdrawn amount. On June 28, 2019, the annual margin was reduced to 1.40%. Additionally, on September 30, 2019, Enel Green Power Chile S.A. and :Enel Finance International N.V. renewed the agreement to modify the Loan Agreement, under the following terms: (i) modify the interest rate, from variable to fixed, establishing an annual rate of 2.82%,  with payment of interest every six months; and (ii) modify the semiannual payment schedule, starting June 30, 2024, maintaining voluntary prepayment with breakage costs (modifying the definition of breakage cost) and the maturity date of December 31, 2027. The debt balance as of December 31, 2020 was US$644 million equivalent to ThCh$458,115,848 as of December 31, 2019,(US$644 million, equivalent to ThCh$482,466,643. This is a bullet maturity loan secured by Enel Chile S.A. As of December 31, 2020, this debt has no accrued interest due to the payment of interest on December 31, 2020.

10.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The current Board of Directors was elected at the Ordinary Shareholders’ Meeting held on April 25, 2018. In the Board of Directors Meeting held on the same day, the current Board Chairman and Secretary were appointed.

a)    Accounts receivable and payable and other transactions

-	Accounts receivable and payable

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)    Compensation for directors

In accordance with Article 33 of Law No.18.046 governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile.

A monthly remuneration, one part a fixed monthly fee and another part dependent on meetings attended, shall also be paid to each member of the Board of Directors. This remuneration is broken down as follows:

-     UF 216 as a fixed monthly fee in any event; and

-     UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws,  the remuneration of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliated, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors in any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

-     UF 72 as a fixed monthly fee, in any event, and

-     UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2020, 2019 and 2018:

				December 31, 2020
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2020	207,918	—	—
Foreign	Giulio Fazio	Director	January - December 2020	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2020	103,959	—	34,653
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2020	103,959	—	34,653
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2020	103,959	—	34,653
Foreign	Daniele Caprini	Director	January - December 2020	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2020	—	—	—
			Total	519,795	—	103,959

				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

				December 31, 2018
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2018	181,789	—	—
Foreigner	Giulio Fazio	Director	January - December 2018	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2018	90,894	—	31,018
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2018	90,894	—	31,018
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2018	90,894	—	31,018
Foreigner	Vicenzo Ranieri	Director	April - December 2018	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2018	—	—	—
			Total	454,471	—	93,054

c)    Guarantees given by the Company in favor of the directors

No guarantees have been given to the directors.

10.3 Compensation of key management personnel

Enel Chile's key personnel as of December 31, 2020 is comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Administration, Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Eugenio Belinchon Gueto (2)	Internal Audit Manager

(1)On November 15, 2019, Mr. Giuseppe Turchiarelli, was appointed CFO, replacing Mr. Marcelo Antonio de Jesús.

(2)On March 1, 2020, Mr. Eugenio Belinchon Gueto was appointed Head of Internal Auditing, replacing Mr. Raffaele Cutrignelli.

The following executives were part of the Company's key staff until September 24, 2019.

- Mónica De Martino, Regulation Manager

- Antonella Pellegrini, Sustainability and Community Relations Manager

- Claudia Navarrete Campos, Planning and Control Manager

- Alison Dunsmore M., Service Manager

- Pedro Urzúa Frei, Institutional Relations Manager

- Raúl Puentes Barrera, Provisioning Manager

- Andrés Pinto Bontá, Security Manager

- Ángel Barrios Romo, Digital Solutions Manager

10.4 Incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	December 31, 2020	December 31, 2019	December 31, 2018
	ThCh$	ThCh$	ThCh$
Remuneration	2,133,063	2,357,252	2,959,019
Short-term benefits for employees	272,714	207,391	497,424
Other long-term benefits - IAS	146,404	2,088	322,865
Total	2,552,181	2,566,731	3,779,308

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

10.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Enel Chile.